RETIREMENT BENEFIT OBLIGATION (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Medical cost trend rates	1.00%
Weighted average duration of defined benefit obligation	11 years	12 years	13 years